Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Equipment, Net [Abstract]
Schedule of Equipment

Equipment consisted of the following:

	As of December 31,
	2024	2023

Cost:
Servers, computer and network equipment	140	140
Mining equipment	143,160	136,227
Total cost	143,300	136,367

Less: accumulated depreciation
- Servers, computers and network equipment	(114)	(71)
- Mining equipment	(67,279)	(42,589)
Total accumulated depreciation	(67,393)	(42,660)

Less: accumulated impairment loss	(19,926)	(11,850)

Equipment, net	55,981	81,857